Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of detailed information about property, plant and equipment	The estimated useful lives for each asset class are as follows:

Equipment	1 - 3 years
Computer hardware and computer-related software	1 - 5 years
Furniture and fittings	3 - 10 years
Leasehold improvements	Shorter of the remaining lease term or 7 years
Property and equipment, net consisted of the following:

	Equipment	Computer Hardware and Software	Furniture and Fittings	Leasehold Improvements and Other	Construction in progress	Total
	(U.S. $ in thousands)
As of June 30, 2019
Opening cost balance	$5,224	$9,147	$11,031	$61,456	$—	$86,858
Additions	3,460	1,911	4,268	33,838	—	43,477
Disposals	(829)	(514)	(689)	(5,339)	—	(7,371)
Effect of change in exchange rates	2	4	(4)	83	—	85
Closing cost balance	7,857	10,548	14,606	90,038	—	123,049

Opening accumulated depreciation	(3,064)	(6,830)	(3,895)	(21,413)	—	(35,202)
Depreciation expense	(1,336)	(1,476)	(2,031)	(8,604)	—	(13,447)
Disposals	741	498	493	5,339	—	7,071
Effect of change in exchange rates	1	—	5	(18)	—	(12)
Closing accumulated depreciation	(3,658)	(7,808)	(5,428)	(24,696)	—	(41,590)
Net book amount	$4,199	$2,740	$9,178	$65,342	$—	$81,459

As of June 30, 2020
Opening cost balance	$7,857	$10,548	$14,606	$90,038	$—	$123,049
Adjustment due to IFRS 16 adoption	—	—	—	(2,767)	—	(2,767)
Additions	1,967	1,825	5,190	17,608	10,985	37,575
Disposals	(118)	(289)	(105)	(1,116)	—	(1,628)
Effect of change in exchange rates	(54)	(19)	(4)	(663)	276	(464)
Closing cost balance	9,652	12,065	19,687	103,100	$11,261	155,765

Opening accumulated depreciation	(3,658)	(7,808)	(5,428)	(24,696)	—	(41,590)
Adjustment due to IFRS 16 adoption	—	—	—	1,521	—	1,521
Depreciation expense	(2,077)	(1,096)	(3,000)	(13,563)	—	(19,736)
Disposals	104	289	39	1,116	—	1,548
Effect of change in exchange rates	13	4	1	122	—	140
Closing accumulated depreciation	(5,618)	(8,611)	(8,388)	(35,500)	—	(58,117)
Net book amount	$4,034	$3,454	$11,299	$67,600	$11,261	$97,648